9. RECEIVABLES (Details) (USD $)	Jun. 30, 2014
Notes to Financial Statements
Tenant receivable, current	$ 46,893
Tenant receivable, non-current	35,029
Consulting services receivables	40,000
Other receivables	13,947
Receivables	135,869
Less: Allowance for doubtful accounts	(26,400)
Receivables, net	$ 109,469